Offerings	Feb. 12, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Fee Rate	0.01531%
Offering Note	An indeterminate number and aggregate initial offering price of each identified class are being registered as may from time to time be sold at indeterminate prices, including an indeterminate number or amount of securities that may be issued upon the conversion, exchange, exercise or settlement of securities offered hereunder. Separate consideration may or may not be received for securities that are issuable upon conversion, exchange, exercise or settlement of other securities or that are represented by depositary shares or issued in purchase units. In reliance on and in accordance with Rules 456(b) and 457(r), the Registrant is deferring payment of all of the registration fees.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Fee Rate	0.01531%
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Subordinated Junior Debt Securities
Fee Rate	0.01531%
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, no par value
Fee Rate	0.01531%
Offering Note	See Offering Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01531%
Offering Note	Depositary shares will be evidenced by depositary receipts issued pursuant to a deposit agreement and will represent a fractional share or multiple shares of preferred stock. See Offering Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, 2.50 par value
Fee Rate	0.01531%
Offering Note	See Offering Note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering Note	Warrants may represent rights to purchase debt securities, depositary shares or shares of preferred stock or common stock registered under this registration statement. See Offering Note 1.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01531%
Offering Note	Purchase contracts may be issued separately or as purchase units. See Offering Note 1.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Units
Fee Rate	0.01531%
Offering Note	Purchase units may consist of a purchase contract and any of the debt securities registered under this registration statement or debt obligations of third parties, including U.S. treasury securities, securing the holders' obligations to purchase the applicable purchase contract securities under the purchase contract. See Offering Note 1.